EQUITY ACCOUNTED INVESTMENTS - Gross Assets and Liabilities (Details) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Associates And Joint Ventures [Line Items]
Current assets	$ 3,866	$ 4,163
Non-current assets	12,054	12,494
Total assets	15,920	16,657
Current liabilities	5,629	4,266
Non-current liabilities	9,155	9,685
Total liabilities	14,784	13,951
Business services
Disclosure Of Associates And Joint Ventures [Line Items]
Total assets	7,122	7,562
Infrastructure services
Disclosure Of Associates And Joint Ventures [Line Items]
Total assets	5,762	5,830
Industrials
Disclosure Of Associates And Joint Ventures [Line Items]
Total assets	3,036	3,265
Investments accounted for using equity method
Disclosure Of Associates And Joint Ventures [Line Items]
Current assets	400	359
Non-current assets	252	235
Total assets	652	594
Current liabilities	346	340
Non-current liabilities	171	122
Total liabilities	517	462
Total net assets	135	132
Investments accounted for using equity method | Business services
Disclosure Of Associates And Joint Ventures [Line Items]
Current assets	308	289
Non-current assets	1	1
Total assets	309	290
Current liabilities	302	287
Non-current liabilities	0	0
Total liabilities	302	287
Total net assets	7	3
Investments accounted for using equity method | Infrastructure services
Disclosure Of Associates And Joint Ventures [Line Items]
Current assets	47	40
Non-current assets	2	3
Total assets	49	43
Current liabilities	22	24
Non-current liabilities	0	0
Total liabilities	22	24
Total net assets	27	19
Investments accounted for using equity method | Industrials
Disclosure Of Associates And Joint Ventures [Line Items]
Current assets	45	30
Non-current assets	249	231
Total assets	294	261
Current liabilities	22	29
Non-current liabilities	171	122
Total liabilities	193	151
Total net assets	$ 101	$ 110